Commitments and Contingencies (Details Narrative) (Global Diversified Holdings, Inc.) (10Q) - Global Diversified Holdings, Inc. [Member] - USD ($)			3 Months Ended		9 Months Ended		12 Months Ended
	May 18, 2017	Oct. 01, 2016	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Lease term	3 years	60 months
Monthly payments		$ 1,600
Lease description		The lease requires monthly payments of $1,600 for the first 24 months and after that increases by 3% each year, and contains one five year renewal option.
Renewal term		5 years
Rental expenses			$ 4,800	$ 4,800	$ 14,400	$ 14,400	$ 17,600	$ 4,800
Advance payment			1,600		1,600		1,600
Security deposit			$ 1,600		$ 1,600		$ 1,600	$ 1,600
Payments due per container	$ 1,400